Stockholders' / Members' Equity - Additional Information (Details)	9 Months Ended
	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares outstanding	0
OneStream, Inc | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Common stock, shares outstanding	80,324,378
LLC units | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Stock outstanding ratio	1
LLC units | OneStream, Inc | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Shares outstanding	6,591,178
Class D Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	600,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares outstanding	132,081,358
Common stock, voting rights	Each share of Class D common stock is entitled to ten votes per share, is convertible into one share of Class A common stock and has economic rights.
Common stock, shares issued	132,081,358
Class D Common Stock | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Common stock, shares issued	132,081,358
Shares converted into equal number of shares	5,986,437
Class A and Class D common stock | LLC units | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Stock outstanding ratio	1
Class B and class C common stock | LLC units | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Stock outstanding ratio	1
Class C Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares outstanding	74,135,230
Common stock, voting rights	Each share of Class C common stock is entitled to ten votes per share, is cancellable upon the redemption or exchange of one LLC Unit for cash or one share of Class D common stock and has no economic rights.
Common stock, shares issued	74,135,230
Class C Common Stock | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Common stock, shares issued	74,135,230
Shares issued and outstanding LLC units	3,006,037
Class C Common Stock | OneStream, Inc
Class of Stock [Line Items]
Common stock, shares authorized		1,000
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, issued price | $ / shares		$ 0.1	$ 0.1
Common stock, shares outstanding		1,000	1,000
Convertible preferred stock | OneStream, Inc | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Shares outstanding	128,293,508
Convertible preferred stock | LLC units | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Stock outstanding ratio	1
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	300,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares outstanding	0
Common stock, voting rights	Each share of Class B common stock is entitled to one vote per share, is cancellable upon the redemption or exchange of one LLC Unit for cash or one share of Class A common stock and has no economic rights.
Common stock, shares issued	0
Incentive stock | OneStream, Inc | Recapitalization of OneStream Software LLC
Class of Stock [Line Items]
Shares outstanding	8,632,763
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	2,500,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares outstanding	28,265,084
Common stock, voting rights	Each share of Class A common stock is entitled to one vote per share and has economic rights.
Common stock, shares issued	28,265,084